Prepaid Land Lease Payments - Schedule of Prepaid Land Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite Lived Intangible Assets [Line Items]
Net carrying value	$ 77,679	$ 122,579
Use Rights [Member]
Finite Lived Intangible Assets [Line Items]
Prepaid land lease payments	77,567	74,040
Less: accumulated amortization	15,395	12,515
Net carrying value	$ 62,172	$ 61,525